UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03595

Name of Fund:  BlackRock Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock Healthcare Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                                                    Shares
                      Industry                        Held   Common Stocks                                               Value
Europe

Austria - 0.8%        Pharmaceuticals - 0.8%       100,000   Intercell AG (a)                                     $     3,498,197

                                                             Total Common Stocks in Austria                             3,498,197


Denmark - 1.9%        Health Care Equipment &       80,000   William Demant Holding (a)                                 7,927,150
                      Supplies - 1.9%
                                                             Total Common Stocks in Denmark                             7,927,150


Germany - 4.2%        Chemicals - 4.2%             250,000   Bayer AG                                                  17,696,773

                                                             Total Common Stocks in Germany                            17,696,773


Switzerland - 2.5%    Biotechnology - 0.4%          12,700   Speedel Holding AG (a)                                     1,912,714

                      Pharmaceuticals - 2.1%        50,000   Roche Holding AG                                           8,855,316

                                                             Total Common Stocks in Switzerland                        10,768,030


United                Biotechnology - 0.2%         320,000   Ark Therapeutics Group Plc (a)                               772,162
Kingdom - 3.0%
                      Pharmaceuticals - 2.8%        36,000   Shire Plc (b)                                              2,656,440
                                                   370,000   Shire Plc                                                  9,066,403
                                                                                                                  ---------------
                                                                                                                       11,722,843

                                                             Total Common Stocks in the United Kingdom                 12,495,005

                                                             Total Common Stocks in Europe - 12.4%                     52,385,155


North America

United                Biotechnology - 16.5%         38,000   Arena Pharmaceuticals, Inc. (a)                              434,340
States - 80.7%                                     182,012   Arqule, Inc. (a)                                           1,033,828
                                                   266,500   Celgene Corp. (a)(f)                                      16,139,240
                                                    95,000   Cephalon, Inc. (a)(f)                                      7,138,300
                                                   200,000   Cytori Therapeutics, Inc. (a)                              1,210,000
                                                   105,577   Dynavax Technologies Corp. (a)                               422,308
                                                    69,000   Genentech, Inc. (a)                                        5,132,220
                                                   118,000   Genzyme Corp. (a)                                          7,442,260
                                                   220,000   Gilead Sciences, Inc. (a)(f)                               8,190,600
                                                   153,000   Isis Pharmaceuticals, Inc. (a)                             1,592,730
                                                    60,000   Lexicon Genetics, Inc. (a)                                   193,800
                                                    91,400   Omrix Biopharmaceuticals, Inc. (a)(f)                      2,621,352
                                                   697,000   Progenics Pharmaceuticals, Inc. (a)                       14,853,070
                                                    85,000   Vertex Pharmaceuticals, Inc. (a)(f)                        2,745,500
                                                   120,000   Vical, Inc. (a)                                              609,600
                                                                                                                  ---------------
                                                                                                                       69,759,148

                      Food & Staples               300,000   CVS/Caremark Corp.                                        10,557,000
                      Retailing - 2.5%

                      Health Care Equipment &      240,000   Alsius Corp. (a)                                           1,224,000
                      Supplies - 27.8%             412,000   Baxter International, Inc.                                21,671,200
                                                   421,000   Cytyc Corp. (a)                                           17,724,100
                                                    32,000   Gen-Probe, Inc. (a)                                        2,016,320
                                                   234,500   Hansen Medical, Inc. (a)(f)                                4,758,005
                                                   257,000   Hologic, Inc. (a)(f)                                      13,312,600
                                                    70,000   Intuitive Surgical, Inc. (a)(f)                           14,882,700
                                                   100,000   Medtronic, Inc.                                            5,067,000
                                                   660,000   SonoSite, Inc. (a)(f)                                     18,678,000
                                                   165,000   St. Jude Medical, Inc. (a)                                 7,118,100
                                                   100,000   Stryker Corp. (f)                                          6,243,000
                                                    38,700   Varian Medical Systems, Inc. (a)                           1,578,960
                                                   138,000   Volcano Corp. (a)                                          2,381,880
                                                    15,000   Zimmer Holdings, Inc. (a)                                  1,166,400
                                                                                                                  ---------------
                                                                                                                      117,822,265

                      Health Care Providers &      163,000   Express Scripts, Inc. (a)                                  8,171,190
                      Services - 7.3%               50,000   Health Net, Inc. (a)                                       2,477,000
                                                   249,000   Medco Health Solutions, Inc. (a)                          20,236,230
                                                                                                                  ---------------
                                                                                                                       30,884,420

                      Health Care                  267,000   Cerner Corp. (a)(f)                                       14,116,290
                      Technology - 8.9%          1,286,800   HLTH Corp. (a)(f)                                         16,290,888
                                                   158,000   WebMD Health Corp. Class A (a)(f)                          7,234,820
                                                                                                                  ---------------
                                                                                                                       37,641,998

                      Life Sciences Tools &          6,500   Charles River Laboratories International, Inc. (a)           332,670
                      Services - 5.4%              129,000   Covance, Inc. (a)                                          9,103,530
                                                   400,000   Exelixis, Inc. (a)(f)                                      3,876,000
                                                   183,000   Thermo Fisher Scientific, Inc. (a)                         9,554,430
                                                                                                                  ---------------
                                                                                                                       22,866,630

                      Pharmaceuticals - 12.3%      512,000   Abbott Laboratories                                       25,953,280
                                                   650,000   Bristol-Myers Squibb Co.                                  18,466,500
                                                   120,000   MGI Pharma, Inc. (a)(f)                                    3,003,600
                                                    72,713   Pozen, Inc. (a)(f)                                         1,210,672
                                                   120,000   Schering-Plough Corp.                                      3,424,800
                                                                                                                  ---------------
                                                                                                                       52,058,852

                                                             Total Common Stocks in North America - 80.7%             341,590,313


Pacific Basin/Asia

Hong Kong - 0.7%      Pharmaceuticals - 0.7%     5,030,000   United Laboratories Ltd. (a)                               3,149,293

                                                             Total Common Stocks in Hong Kong                           3,149,293


India - 2.4%          Pharmaceuticals - 2.4%       440,000   Sun Pharmaceuticals Industries Ltd.                       10,029,925

                                                             Total Common Stocks in India                              10,029,925

                                                             Total Common Stocks in the
                                                             Pacific Basin/Asia - 3.1%                                 13,179,218

                                                             Total Common Stocks
                                                             (Cost - $331,403,681) - 96.2%                            407,154,686



                                                Beneficial
                                                  Interest   Short-Term Securities
                                            $   14,970,902   BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series, 5.33% (c)(d)                           14,970,902
                                               115,886,700   BlackRock Liquidity Series, LLC
                                                             Money Market Series, 5.37% (c)(d)(e)                     115,886,700

                                                             Total Short-Term Securities
                                                             (Cost - $130,857,602) - 30.9%                            130,857,602

                                                             Total Investments
                                                             (Cost - $462,261,283*) - 127.1%                          538,012,288
                                                             Liabilities in Excess of Other Assets - (27.1%)        (114,723,811)
                                                                                                                  ---------------
                                                             Net Assets - 100.0%                                  $   423,288,477
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      464,700,627
                                                 ==================
    Gross unrealized appreciation                $       80,494,619
    Gross unrealized deprecation                        (7,182,958)
                                                 ------------------
    Net unrealized appreciation                  $       73,311,661
                                                 ==================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                    $     4,881,023      $   208,852
    BlackRock Liquidity Series, LLC
       Money Market Series                  $  (51,585,700)      $   143,275


(d) Represents the current yield as of July 31, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of July 31, 2007 were as follows:

    Foreign Currency                           Settlement       Unrealized
    Purchased                                     Date         Appreciation

    GBP   84,089                              August 2007       $     346
                                                                ----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $170,442)        $      346
                                                                ==========


o   Currency Abbreviations:
    GBP   British Pound
    USD   U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - 	   The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Healthcare Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock Healthcare Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock Healthcare Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
	Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
	BlackRock Healthcare Fund, Inc.


Date: September 20, 2007